Fair value measurement (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Other long-term assets:
Impairment of goodwill	€ 0	€ 0		€ 0	€ 207,618
Developed Europe
Other long-term assets:
Impairment of goodwill			€ 17,600
Americas
Other long-term assets:
Impairment of goodwill			107,500
Rest of World
Other long-term assets:
Impairment of goodwill			€ 82,500
Recurring
Cash equivalents:
Money market funds	19,986			19,986		€ 65,111
Short-term investments:
Term deposits	9,487			9,487		9,448
Other long-term assets:
Term deposits	1,351			1,351
Total	30,824			30,824		74,559
Recurring | Level 1
Cash equivalents:
Money market funds	19,986			19,986		65,111
Short-term investments:
Term deposits	0			0		0
Other long-term assets:
Term deposits	0			0
Total	19,986			19,986		65,111
Recurring | Level 2
Cash equivalents:
Money market funds	0			0		0
Short-term investments:
Term deposits	9,487			9,487		9,448
Other long-term assets:
Term deposits	1,351			1,351
Total	€ 10,838			€ 10,838		€ 9,448